Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Borrowings

	December 31, 2021	December 31, 2020
	RMB	RMB
Short-term borrowings excluding current portion of long-term borrowings	40,010	42,354
Current portion of long-term borrowings	13,265	75,188

	53,275	117,542
Long-term borrowings	287,175	251,379

	340,450	368,921

Summary Of Type Of Borrowings

	December 31, 2021	December 31, 2020
	RMB	RMB
Bank loans	114,469	80,345
Corporate debentures	20,170	51,239
Medium-term notes	71,000	86,000
Other loans	134,811	151,337

	340,450	368,921

Borrowings by Interest Rate
The Group’s borrowings include mortgage loans totaling RMB 1,185 at December 31,2021 (2020: RMB 3,486), which were secured by property, plant and equipment with net book value of RMB 1,287 and intangible and other non-current
assets with net book value of RMB 117.

	December 31, 2021	December 31, 2020
	RMB	RMB
Total borrowings:
- interest free	101	110
- at fixed rates	131,705	192,079
- at floating rates	208,644	176,732

	340,450	368,921

Weighted average effective interest rates:
- bank loans	2.18%	2.20%
- corporate debentures	4.14%	3.49%
- medium-term notes	3.28%	3.32%
- other loans	2.51%	3.47%

Borrowings by Major Currency
The borrowings by major currency at December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
	RMB	RMB
RMB	238,361	262,458
US Dollar	94,803	98,553
Other currencies	7,286	7,910

	340,450	368,921

Borrowings' Remaining Contractual Maturities
The following table sets out the borrowings’ remaining contractual maturities at the date of the consolidated statement of financial position, which are based on contractual undiscounted cash flows including principal and interest, and the earliest contractual maturity date:

	December 31, 2021	December 31, 2020
	RMB	RMB
Within 1 year	58,923	124,777
Between 1 and 2 years	53,250	53,526
Between 2 and 5 years	226,124	188,012
After 5 years	28,053	27,894

	366,350	394,209

Summary of Reconcilation of Movements of Borrowings to Cash Flows Arising from Financing Activities

Reconciliation of movements of borrowings to cash flows arising from financing activities:

	2021	2020
	RMB	RMB
At beginning of the year	368,921	466,722
Changes from financing cash flows ：
Increase in borrowings	810,092	989,492
Repayments of borrowings	(836,434)	(1,017,662)

Total changes from financing cash flows	(26,342)	(28,170)
Exchange adjustments	(2,129)	(6,282)
Pipeline restructuring (Note 41)	—	(56,849)
Reclassified as liabilities held for sale (Note 2 6 )	—	(6,500)

At end of the year	340,450	368,921